Share Based Compensation (PSU Assumptions) (Details) - Performance Share Units [Member} - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement, Performance Shares [Line Items]
Fair value assumptions method used	Black-Scholes-Merton pricing model	Black-Scholes-Merton pricing model
Grant date	Mar. 16, 2012
PSU 2013 [Member]
Share-based Compensation Arrangement, Performance Shares [Line Items]
Grant date	Mar. 26, 2013	Mar. 26, 2013
Dividend yield	2.10%	1.80%
Expected volatility	27.40%	20.80%
Risk free interest rate	0.40%	1.00%
Expected remaining life	2 months 12 days	1 year 2 months 12 days
Fair value, per option (in Canadian dollars)	CAD 32.44	CAD 34.15
PSU 2014 [Member]
Share-based Compensation Arrangement, Performance Shares [Line Items]
Grant date	Mar. 19, 2014	Mar. 19, 2014
Dividend yield	2.10%	1.80%
Expected volatility	21.70%	18.60%
Risk free interest rate	0.50%	1.20%
Expected remaining life	1 year 2 months 12 days	2 years 2 months 12 days
Fair value, per option (in Canadian dollars)	CAD 31.77	CAD 33.53
PSU 2015 [Member]
Share-based Compensation Arrangement, Performance Shares [Line Items]
Grant date	Mar. 25, 2015
Dividend yield	2.10%	0.00%
Expected volatility	19.50%	0.00%
Risk free interest rate	0.50%	0.00%
Expected remaining life	2 years 2 months 12 days	0 years
Fair value, per option (in Canadian dollars)	CAD 31.12	CAD 0